Liquidity and Going Concern (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	May 31, 2023	Nov. 30, 2022
Cash			$ 32,484	$ 360,530
Working capital deficit			$ 509,903	$ 356,962
Allrites Holdings Pte Ltd And Subsidiaries [Member]
Operating losses	$ 997,181	$ 972,425
Cash	258,509
Working capital deficit	$ 29,559